United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-3984

(Investment Company Act File Number)

Federated International Series, Inc.
___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  11/30/2011

Date of Reporting Period:  Quarter ended 02/28/11

Item 1.                      Schedule of Investments

Federated International Bond Fund

Portfolio of Investments

February 28, 2011 (unaudited)

Foreign Currency Par Amount or Shares		Value in U.S. Dollars
	Bonds – 94.5%
	Australian Dollar – 2.8%
	State/Provincial – 2.8%
2,190,000	Queensland Treasury Corp., Local Gov't. Guarantee, (Series 17), 6.00%, 9/14/2017	$2,263,350
	British Pound – 10.1%
	Finance - Automotive – 2.1%
1,000,000	GE Capital European Funding, Company Guarantee, (Series EMTN), 4.625%, 1/18/2016	1,669,460
	Sovereign – 6.8%
1,750,000	United Kingdom, Government of, 4.75%, 3/7/2020	3,093,614
1,320,000	United Kingdom, Government of, Bond, 4.75%, 9/7/2015	2,354,477
	TOTAL	5,448,091
	Utilities – 1.2%
550,000	RWE Finance B.V., Company Guarantee, (Series EMTN), 6.50%, 4/20/2021	998,565
	TOTAL BRITISH POUND	8,116,116
	Canadian Dollar – 2.9%
	Sovereign – 2.9%
850,000	Canada, Government of, 4.00%, 6/1/2017	930,087
500,000	Canada, Government of, 4.50%, 6/1/2015	556,369
800,000	Canada, Government of, Bond, 4.00%, 6/1/2016	875,096
	TOTAL CANADIAN DOLLAR	2,361,552
	Danish Krone – 2.3%
	Mortgage Banks – 0.9%
3,643,596	Realkredit Danmark A/S, (Series 23D), 5.00%, 10/1/2035	681,109
	Sovereign – 1.4%
5,700,000	Denmark, Government of, 5.00%, 11/15/2013	1,141,083
	TOTAL DANISH KRONE	1,822,192
	Euro – 33.6%
	Sovereign – 32.4%
1,700,000	Austria, Government of, 4.30%, 9/15/2017	2,512,451
850,000	Austria, Government of, Note, 3.80%, 10/20/2013	1,230,432
1,140,000	Belgium, Government of, 2.75%, 3/28/2016	1,512,734
850,000	Belgium, Government of, Sr. Unsecd. Note, 4.00%, 3/28/2018	1,179,526
1,500,000	Bonos Y Oblig Del Estado, 4.20%, 1/31/2037	1,581,402
1,500,000	Bonos Y Oblig Del Estado, Sr. Unsub., 4.00%, 4/30/2020	1,898,742
1,400,000	Buoni Poliennali Del Tes, 3.75%, 8/1/2016	1,920,918
1,525,000	Buoni Poliennali Del Tes, 4.00%, 2/1/2017	2,101,477
930,000	Buoni Poliennali Del Tes, 5.00%, 8/1/2039	1,193,519
1,360,000	France, Government of, 4.75%, 4/25/2035	2,081,859
1,025,000	France, Government of, Bond, 4.50%, 4/25/2041	1,527,322
900,000	Germany, Government of, 3.75%, 1/4/2015	1,319,825
750,000	Germany, Government of, Bond, 4.75%, 7/4/2034	1,201,074
500,000	Ireland, Government of, Bond, 5.90%, 10/18/2019	559,225
1,500,000	Italy, Government of, 4.25%, 8/1/2013	2,129,332
1,500,000	Italy, Government of, Bond, 4.25%, 2/1/2015	2,117,533
	TOTAL	26,067,371

Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		Telecommunications & Cellular – 1.2%
700,000		Telecom Italia SpA, (Series EMTN), 6.25%, 2/1/2012	1,002,188
		TOTAL EURO	27,069,559
		Japanese Yen – 37.6%
		Banking – 14.4%
101,000,000		Bayerische Landesbank, Sr. Note, (Series EMTN), 1.40%, 4/22/2013	1,253,795
200,000,000		DePfa ACS Bank, (Series EMTN), 1.65%, 12/20/2016	2,091,681
171,000,000		Deutsche Bahn Finance BV, (Series EMTN), 1.65%, 12/1/2014	2,164,961
90,000,000		European Investment Bank, 1.25%, 9/20/2012	1,116,405
211,500,000		European Investment Bank, 1.40%, 6/20/2017	2,669,572
109,000,000		KFW, 0.75%, 3/22/2011	1,332,826
70,000,000		Nordic Investment Bank, Sr. Unsecd. Note, 1.70%, 4/27/2017	906,051
		TOTAL	11,535,291
		Sovereign – 23.2%
345,000,000		Japan, Government of, 0.40%, 6/20/2015	4,198,773
248,000,000		Japan, Government of, 1.60%, 12/20/2015	3,180,669
265,000,000		Japan, Government of, 1.90%, 6/20/2014	3,398,764
50,000,000		Japan, Government of, Foreign Gov't. Guarantee, 2.00%, 5/9/2016	654,025
250,000,000		Japan, Government of, Sr. Unsecd. Note, 1.30%, 12/20/2018	3,130,105
340,000,000		Japan-309, Sr. Unsecd. Note, 1.10%, 6/20/2020	4,121,704
		TOTAL	18,684,040
		TOTAL JAPANESE YEN	30,219,331
		Norwegian Krone – 1.9%
		Sovereign – 1.9%
3,565,000		Norway, Government of, 6.50%, 5/15/2013	688,464
4,300,000		Norway, Government of, Bond, 5.00%, 5/15/2015	824,254
		TOTAL NORWEGIAN KRONE	1,512,718
		Swedish Krona – 3.3%
		Sovereign – 3.3%
16,100,000		Sweden, Government of, 4.50%, 8/12/2015	2,698,611
		TOTAL BONDS (IDENTIFIED COST $74,877,224)	76,063,429
		GOVERNMENT/AGENCy – 1.6%
		Japanese Yen – 1.6%
92,000,000		Republic of Italy, Sr. Unsecd. Note, 3.70%, 11/14/2016 (IDENTIFIED COST $1,158,143)	1,233,096
		Investment Fund – 1.3%
10,000		GML Agricultural Commodity Trade Finance Fund (IDENTIFIED COST $1,000,000)	1,064,519
		MUTUAL FUNDS – 1.5%;1
25,000	[2]	Federated Prime Value Obligations Fund, Institutional Shares, 0.21%	25,000
118,433		Federated Project and Trade Finance Core Fund	1,179,597
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $1,209,116)	1,204,597
		TOTAL INVESTMENTS — 98.9% (IDENTIFIED COST $78,244,483)[3]	79,565,641
		OTHER ASSETS AND LIABILITIES - NET — 1.1%[4]	899,269
		TOTAL NET ASSETS — 100%	$80,464,910

At February 28, 2011, the Fund had the following outstanding foreign exchange contracts:

Settlement Date	Foreign Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
3/16/2011	800,000 Euro	$1,081,024	$22,742
3/17/2011	1,800,000 Euro	$2,413,800	$69,643
3/17/2011	1,800,000 Euro	$2,455,164	$28,279
3/17/2011	8,646,000 Norwegian Krone	1,108,888 Euro	$12,741
3/24/2011	200,000 Euro	$275,790	$124
3/28/2011	6,205,545 Euro	673,010,000 Japanese Yen	$332,263
4/11/2011	1,000,000 Australian Dollar	$990,530	$22,610
4/11/2011	2,000,000 Australian Dollar	$1,963,120	$63,159
4/11/2011	500,000 Australian Dollar	$490,250	$16,320
4/11/2011	500,000 Australian Dollar	$490,500	$16,070
4/11/2011	2,500,000 Australian Dollar	$2,472,925	$59,924
4/11/2011	2,000,000 Australian Dollar	$2,015,560	$10,719
4/11/2011	500,000 Australian Dollar	$502,775	$3,795
4/11/2011	2,500,000 Australian Dollar	$2,527,900	$4,949
4/11/2011	2,000,000 Australian Dollar	$2,006,600	$19,679
4/11/2011	3,000,000 Australian Dollar	$3,026,250	$13,169
4/11/2011	1,000,000 Australian Dollar	$1,004,300	$8,840
4/11/2011	2,000,000 Australian Dollar	$1,995,800	$30,479
4/11/2011	1,492,500 Canadian Dollar	$1,498,193	$36,692
4/11/2011	2,000,000 Euro	$2,742,280	$16,255
4/11/2011	1,999,786 Euro	223,860,000 Japanese Yen	$21,041
4/11/2011	82,620,000 Japanese Yen	$1,000,315	$9,903
4/11/2011	247,220,000 Japanese Yen	$3,009,593	$13,234
4/11/2011	2,000,000 New Zealand Dollar	$1,500,360	$158
4/11/2011	1,000,000 New Zealand Dollar	$766,900	$(16,641)
4/11/2011	2,000,000 New Zealand Dollar	$1,538,200	$(37,681)
4/11/2011	2,000,000 New Zealand Dollar	$1,540,980	$(40,461)
4/11/2011	500,000 Pound Sterling	$804,050	$8,500
4/11/2011	1,500,000 Pound Sterling	$2,413,950	$23,701
4/11/2011	1,888,326 Pound Sterling	2,200,000 Euro	$34,331
4/14/2011	4,000,000 New Zealand Dollar	$3,072,360	$(71,975)
Contracts Sold:
3/2/2011	277,700 Euro	$381,976	$(1,236)
3/16/2011	800,000 Euro	$1,072,400	$(31,366)
3/17/2011	1,800,000 Euro	$2,459,124	$(24,319)
3/17/2011	1,547,773 Euro	13,485,750 Swedish Krona	$(7,744)
3/17/2011	8,646,000 Norwegian Krone	1,095,651 Euro	$(31,004)
3/17/2011	13,485,750 Swedish Krona	1,495,592 Euro	$(64,251)
3/24/2011	200,000 Euro	$275,900	$(14)
3/28/2011	6,270,825 Euro	673,010,000 Japanese Yen	$(422,316)
4/11/2011	500,000 Australian Dollar	$492,450	$(14,120)
4/11/2011	1,000,000 Australian Dollar	$1,005,290	$(7,850)
4/11/2011	1,500,000 Australian Dollar	$1,476,300	$(43,409)
4/11/2011	3,000,000 Australian Dollar	$2,982,990	$(56,429)
4/11/2011	3,000,000 Australian Dollar	$2,971,800	$(67,619)
4/11/2011	2,000,000 Australian Dollar	$2,008,760	$(17,519)
4/11/2011	3,000,000 Australian Dollar	$3,030,150	$(9,269)
4/11/2011	1,000,000 Australian Dollar	$1,001,990	$(11,150)

Settlement Date	Foreign Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation/ (Depreciation)
Contracts Sold (continued):
4/11/2011	3,000,000 Australian Dollar	$3,027,750	$(11,669)
4/11/2011	3,000,000 Australian Dollar	$3,024,450	$(14,969)
4/11/2011	4,000,000 Australian Dollar	$4,049,480	$(3,079)
4/11/2011	1,492,500 Canadian Dollar	$1,496,886	$(37,999)
4/11/2011	2,000,000 Euro	$2,740,620	$(17,915)
4/11/2011	247,410,000 Japanese Yen	$3,001,674	$(23,476)
4/11/2011	82,430,000 Japanese Yen	$1,000,558	$(7,336)
4/11/2011	2,000,000 New Zealand Dollar	$1,502,760	$2,242
4/11/2011	3,000,000 New Zealand Dollar	$2,326,260	$75,482
4/11/2011	2,000,000 New Zealand Dollar	$1,542,200	$41,682
4/11/2011	1,998,675 New Zealand Dollar	1,500,000 Australian Dollar	$20,185
4/11/2011	944,207 Pound Sterling	1,100,000 Euro	$(17,237)
4/11/2011	937,365 Pound Sterling	1,100,000 Euro	$(6,118)
4/11/2011	2,000,000 Pound Sterling	$3,220,000	$(30,201)
4/11/2011	1,500,000 Australian Dollar	1,985,625 New Zealand Dollar	$(29,976)
4/11/2011	2,003,186 Euro	223,860,000 Japanese Yen	$(25,731)
4/14/2011	4,000,000 New Zealand Dollar	$3,064,360	$63,975
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS			$(99,193)

Net Unrealized Depreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities — Net”.

1	Affiliated companies.
2	7-Day net yield.
3	At February 28, 2011, the cost of investments for federal tax purposes was $78,701,139. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates and outstanding foreign currency commitments was $864,502. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $3,241,321 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,376,819.
4	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at February 28, 2011.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Directors (the “Directors”)
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Directors have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securitiesLevel 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 28, 2011, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds*	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Debt Securities:
Bonds	$ —	$76,063,429	$ —	$76,063,429
Government/Agency	—	1,233,096	—	1,233,096
Investment Fund	1,064,519	—	—	1,064,519
Mutual Funds	1,204,597	—	—	1,204,597
TOTAL SECURITIES	$2,269,116	$77,296,525	$ —	$79,565,641
OTHER FINANCIAL INSTRUMENTS**	$(1,236)	$(97,957)	$ —	$(99,193)
*	Federated Project and Trade Finance Core Fund is an affiliated holding offered only to registered investment companies and other accredited investors.
**	Other financial instruments include foreign exchange contracts.

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                                Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated International Series, Inc.

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	April 20, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer
Date	April 20, 2011

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	April 20, 2011